SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other income	$ 207,142	$ 418,437	[1]	[1]
SARS compromise [member]
IfrsStatementLineItems [Line Items]
Other income		196,501
Gain in bought back of shares [member]
IfrsStatementLineItems [Line Items]
Other income		100,000
Sale of christ revealed [member]
IfrsStatementLineItems [Line Items]
Other income	50,000
Property CEO commission [member]
IfrsStatementLineItems [Line Items]
Other income	42,917
Work space plans [member]
IfrsStatementLineItems [Line Items]
Other income	37,210
Other income [member]
IfrsStatementLineItems [Line Items]
Other income	$ 77,015	$ 121,936

[1]	Restatement details in Note 2